Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Schedule of composition of income tax expense (income)
	Year ended December 31
	2020	2021	2022
Current tax expense	—	107	845
Deferred tax income	—	(5,013)	(581)
Income tax expense (income)	—	(4,906)	264

Schedule of movement in deferred tax assets and liabilities
	Intangible assets and inventories	Employee benefits	Carryforward tax losses	Total
Balance of deferred tax asset (liability) as at January 1, 2021	—	—	—	—
Deferred tax asset (liability) acquired in business combinations	(7,117)	516	2,359	(4,242)
Changes recognized in profit or loss	6,881	—	(1,868)	5,013
Balance of deferred tax asset (liability) as at December 31, 2021	(236)	516	491	771

	Intangible assets and inventories	Employee benefits	Carryforward tax losses	Total
Balance of deferred tax asset (liability) as at January 1, 2022	(236)	516	491	771
Deferred tax asset (liability) acquired in business combinations	(2,966)	—	1,968	(998)
Changes recognized in profit or loss	3,073	5	(2,497)	581
Changes recognized in OCI	96	(373)	38	(239)
Balance of deferred tax asset (liability) as at December 31, 2022	(33)	148	—	115